UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007
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Check here if Amendment [ ];     Amendment Number:
                                                  ------------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Blenheim Capital Management, L.L.C.
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Address:    2 Worlds Fair Drive, 3rd Floor
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            Somerset, New Jersey 08873
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Form  13F  File  Number:  28-12313
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph F. Esposito
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Title:     Senior Vice President
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Phone:     (732) 302-0238
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Signature, Place, and Date of Signing:

/s/Joseph F. Esposito          Somerset, New Jersey             May 14, 2007
---------------------          --------------------             ------------
[Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-122205                Summit Global Management, Inc.
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                            -----------------

Form 13F Information Table Entry Total:                   31*
                                            -----------------

Form 13F Information Table Value Total:          226,868,460*
                                            -----------------

*Blenheim has requested Confidential Treatment from the Commission on 15 entries on its 13F Informational Table. The Table Total Value listed above does not reflect these 15 entries, but rather only the 31 positions listed on the Information Table. Upon rejection of Blenheim's request, or upon the expiration of the period of Confidential Treatment, Blenheim will file an Amended 13F consistent with SEC regulations supplying the information on those 15 entries.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


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                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
HESS CORP                      Common Stock     42809H107  4992300   90000 SH       Sole               90000      0    0
VALERO ENERGY CORP             Common Stock     91913Y100 11608200  180000 SH       Sole              180000      0    0
TECK COMINCO LTD-CL B          Common Stock     878742204  5220000   75000 SH       Sole               75000      0    0
CANADIAN NATURAL RESOURCES LTD Common Stock     136385101  1278500  150000 SH       Sole              150000      0    0
CARPENTER TECHNOLOGY           Common Stock     144285103  4830400   40000 SH       Sole               40000      0    0
CATERPILLAR                    Common Stock     149123101  8713900  130000 SH       Sole              130000      0    0
COMMERCIAL METALS CO COM       Common Stock     201723103  3918750  125000 SH       Sole              125000      0    0
YAMANA GOLD INC                Common Stock     98462Y100  4308000  300000 SH       Sole              300000      0    0
DEERE                          Common Stock     244199105 29332800  270000 SH       Sole              270000      0    0
FREEPORT-MCMORAN COPPER-B COM  Common Stock     35671D857  7942800  120000 SH       Sole              120000      0    0
GOODYEAR TIRE & RUBBER CO      Common Stock     382550101 32281650 1035000 SH       Sole             1035000      0    0
GREENBRIER COS INC             Common Stock     393657101  4005000  150000 SH       Sole              150000      0    0
GOLD FIELDS LTD-SPONS ADR      ADR              38059T106  5544000  300000 SH       Sole              300000      0    0
HELMERICH PAYNE                Common Stock     423452101  1517000   50000 SH       Sole               50000      0    0
DEVON ENERGY CORP COM          Common Stock     25179M103  6922000  100000 SH       Sole              100000      0    0
GRANT PRIDECO INC              Common Stock     38821G101  5482400  110000 SH       Sole              110000      0    0
NATIONAL OILWELL VARCO INC     Common Stock     637071101  7001100   90000 SH       Sole               90000      0    0
NUCOR CORP NUCOR CORP          Common Stock     670346105  6513000  100000 SH       Sole              100000      0    0
PATTERSON-UTI ENERGY INC       Common Stock     703481101  6171000  275000 SH       Sole              275000      0    0
GOLDCORP INC                   Common Stock     380956409  8407000  350000 SH       Sole              350000      0    0
RELIANCE STEEL & ALUMINUM      Common Stock     759509102  5324000  110000 SH       Sole              110000      0    0
ENCANA CORP                    Common Stock     292505104  5063000  100000 SH       Sole              100000      0    0
SOUTHERN COPPER CORP           Common Stock     84265V105  4299600   60000 SH       Sole               60000      0    0
UNITED STATES STEEL CORP       Common Stock     912909108  7933600   80000 SH       Sole               80000      0    0
PIONEER COS INC                Common Stock     723643300  1838060   66500 SH       Sole               66500      0    0
CIA VALE DO RIO DOCE-ADR       ADR              204412209  4993650  135000 SH       Sole              135000      0    0
SUNOCO INC(FORMERLY SUN CO)    Common Stock     86764P109 12327000  175000 SH       Sole              175000      0    0
UNIVERSAL FOREST PRODUCTS INC  Common Stock     913543104  4955000  100000 SH       Sole              100000      0    0
MARATHON OIL CORP              Common Stock     565849106  4941500   50000 SH       Sole               50000      0    0
TEEKAY SHIPPING CORP           Common Stock     Y8564W103  4058250   75000 SH       Sole               75000      0    0
WORTHINGTON INDUSTRIES INC     Common Stock     981811102  5145000  250000 SH       Sole              250000      0    0
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